Merger with MabVax Therapeutics, Inc.	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Merger with MabVax Therapeutics, Inc.

6. Merger with MabVax Therapeutics, Inc.

On May 12, 2014, the Company entered into a Merger Agreement. Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Tacoma Corp. was merged with and into private company MabVax Therapeutics on July 8, 2014, with MabVax Therapeutics surviving the Merger as a wholly-owned subsidiary of MabVax Therapeutics Holdings. The Merger is intended to qualify as a tax-free reorganization for U.S. Federal income tax purposes.

On July 7, 2014, the stockholders of MabVax Therapeutics Holdings approved the Merger, and the Merger closed and became effective on July 8, 2014. At the effective date of the Merger: (a) all shares of MabVax Therapeutics Series A preferred stock and all shares of MabVax Therapeutics Series B preferred stock were automatically converted into shares of MabVax Therapeutics Holdings common stock, (b) all outstanding shares of MabVax Therapeutics common stock were converted into and exchanged for shares of MabVax Therapeutics Holdings common stock at an exchange rate calculated in accordance with the methodology set forth in the Merger Agreement, which resulted in 2.223284 shares of MabVax Therapeutics Holdings common stock for every share of MabVax Therapeutics common stock, (c) all outstanding shares of MabVax Therapeutics Series C-1 preferred stock were converted into and exchanged for shares of MabVax Therapeutics Holdings Series A-1 preferred stock at a rate of two shares of MabVax Therapeutics Series C-1 per each share of MabVax Therapeutics Holdings Series A-1 preferred stock, (d) each outstanding MabVax Therapeutics option and warrant to purchase MabVax Therapeutics common stock became options and warrants to purchase shares of MabVax Therapeutics Holdings common stock (and the number of such shares and exercise price was adjusted as calculated in accordance with the methodology set forth in the Merger Agreement), and (e) each outstanding MabVax Therapeutics warrant to purchase MabVax Therapeutics preferred stock was cancelled for no consideration.

As a result of the consummation of the Merger, as of the closing date, the former stockholders, option holders and warrant holders of MabVax Therapeutics were issued, based on the methodology set forth in the Merger Agreement (which excluded certain out of the money convertible securities and calculated others on a net-exercise or cashless basis under the terms of the convertible securities), approximately 85% of the outstanding shares of MabVax Therapeutics Holdings common stock on a fully diluted basis and the stockholders, option holders and warrant holders of MabVax Therapeutics Holdings prior to the Merger owned approximately 15% of the outstanding shares of MabVax Therapeutics Holdings common stock on a fully diluted basis (such percentages calculated based on the methodology set forth in the Merger Agreement). As a result of the Merger, a change of control of MabVax Therapeutics Holdings occurred.

For accounting purposes, the Merger is treated as a “reverse acquisition”. The private company MabVax Therapeutics is considered the accounting acquirer, and the public company MabVax Therapeutics Holdings is considered the legal acquirer and accounting acquiree. The private company MabVax Therapeutics is the accounting acquirer because it owns a majority of the merged company (approximately 85%). As a result, the historical financial statements of the private company MabVax Therapeutics constitute the historical financial statements of the merged companies. The transaction is considered a business combination as MabVax Therapeutics Holdings is considered an operating entity. For accounting purposes, MabVax Therapeutics is treated as the continuing reporting entity.

The issuance of shares of our common stock and preferred stock in the Merger was approved by our stockholders in the annual stockholder meeting held on July 7, 2014. Amendments to our amended and restated certificate of incorporation related to an increase in the authorized number of shares of our common stock and preferred stock and a proposed reverse stock split to maintain Nasdaq listing maintenance standards and other transactions contemplated by the Merger Agreement were not approved at this meeting. As a result of our not getting stockholder approval of a proposed reverse stock split at the July 7, 2014 annual stockholders’ meeting, we were unable to meet all of the listing requirements for the Nasdaq Exchange and our common stock began trading on the OTCQB market under the stock symbol MBVX. There is no impact on accounting for the Merger on July 8, 2014, as a result of not getting stockholder approval on all matters presented at the July 7, 2014 annual meeting.

The purchase price is based upon the fair value of MabVax Therapeutics Holdings (f.k.a. Telik, Inc.) common stock outstanding of 572,887 shares as of July 8, 2014, multiplied by the stock closing price at July 8, 2014 of $11.20, or approximately $6,416,000. The consideration transferred is based on the market price of MabVax Therapeutics Holdings since management has determined that this was the most reliable measure of fair value, taking into consideration a third party valuation we received for financial reporting purposes as outlined under the Financial Accounting Standards Board Accounting Standards Codification Topic 805: Business Combination in connection with the Merger.

The total estimated purchase price of the acquisition as of July 8, 2014 is as follows:

Purchase Consideration:

(In thousands)
Purchase Consideration		$6,416
Telik Assets:
Cash and Cash Equivalents	$1,497
Accounts Receivable	31
Prepaids and Other Current Assets	182

		(1,710)
Telik Liabilities:
Accrued Compensation	$850
Accrued Liabilities	111
Accrued Contingent Termination Fee	591
Warrant Liability	568

		2,120

Goodwill		$6,826

The Company noted a triggering event relating to its goodwill due to the decrease in public market cap during the year ended December 31, 2014. Factors contributing to a low implied value of the Company on the stock exchange included thinly traded stock and significant stock sales from a significant investor, as well as lack of visibility on public exchanges of potentially dilutive securities that are disclosed in the Company’s public filings, that if converted would show substantially more shares outstanding than reported on public stock exchanges. Therefore, the Company performed a step 1 analysis using an independent valuation firm to determine if there was in fact an impairment of goodwill that needed to be recorded. The valuation took into consideration a recent re-capitalization and financing for the Company as a basis for determining the valuation of the Company and the Company concluded that no impairment had taken place. Goodwill is not deductible for tax purposes.